Fair Value Measurements	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The following fair value hierarchy table categorizes information regarding our net financial assets measured at fair value on a recurring basis (in millions):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
As of March 31, 2014
Supplemental executive retirement plan assets	$39.2	$—	$—	$39.2
Derivatives, net	—	8.8	—	8.8
Total financial assets	$39.2	$8.8	$—	$48.0

As of December 31, 2013
Supplemental executive retirement plan assets	$37.7	$—	$—	$37.7
Derivatives, net	—	1.8	—	1.8
Total financial assets	$37.7	$1.8	$—	$39.5

Supplemental Executive Retirement Plan Assets

Our supplemental executive retirement plans (the "SERP") are non-qualified plans that provide eligible employees an opportunity to defer a portion of their compensation for use after retirement. Assets held in the SERP were marketable securities measured at fair value on a recurring basis using Level 1 inputs and were included in other assets, net, on our condensed consolidated balance sheets. The fair value measurement of assets held in the SERP was based on quoted market prices.

Derivatives

Our derivatives were measured at fair value on a recurring basis using Level 2 inputs. See "Note 3 - Derivative Instruments" for additional information on our derivatives, including a description of our foreign currency hedging activities and related methodologies used to manage foreign currency exchange rate risk. The fair value measurement of our derivatives was based on market prices that are generally observable for similar assets or liabilities at commonly-quoted intervals.

Other Financial Instruments

The carrying values and estimated fair values of our long-term debt instruments were as follows (in millions):

	March 31, 2014		December 31, 2013
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
4.70% Senior notes due 2021	$1,477.9	$1,614.8	$1,477.2	$1,596.9
6.875% Senior notes due 2020	1,020.7	1,076.6	1,024.8	1,086.7
3.25% Senior notes due 2016	996.9	1,043.3	996.5	1,045.8
8.50% Senior notes due 2019	596.4	632.5	600.5	635.8
7.875% Senior notes due 2040	382.2	427.3	382.6	410.5
7.20% Debentures due 2027	149.1	182.4	149.1	178.6
4.33% MARAD bonds, including current maturities, due 2016	71.2	71.6	78.9	79.7
4.65% MARAD bonds, including current maturities, due 2020	31.5	34.9	31.5	35.2
6.36% MARAD bonds, including current maturities, due 2015	25.3	26.7	25.3	27.1
Total	$4,751.2	$5,110.1	$4,766.4	$5,096.3

The estimated fair values of our senior notes and debentures were determined using quoted market prices. The estimated fair values of our Maritime Administration ("MARAD") bonds were determined using an income approach valuation model. The estimated fair values of our cash and cash equivalents, short-term investments, receivables, trade payables and other liabilities approximated their carrying values as of March 31, 2014 and December 31, 2013.